Cover Page	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	i-80 GOLD CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-41382
Entity Tax Identification Number	98-1591259
Entity Address, Address Line One	150 York Street
Entity Address, Address Line Two	Suite 1802
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	5190 Neil Road, Suite 460Reno, Nevada USA 89502
City Area Code	775
Local Phone Number	525-6450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	IAUX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001853962
Amendment Flag	false